Lincoln LifeGoalsSM
Updating Summary Prospectus for Existing Policy Owners
May 1, 2022
The Lincoln National Life Insurance Company

Lincoln Life Flexible Premium Variable Life Account M

This updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The prospectus gives you information about the Policy that you should know before you decide to buy a Policy and make Premium Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-800-487-1485, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Policy.

Updated Information about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated December 14, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.
Summary of Recent Policy Changes:
Fund Name Changes:
Former Fund Name	New Fund Name
Invesco V.I. International Growth Fund	Invesco V.I. EQV International Equity Fund
Fund Additions:
•	LVIP BlackRock Global Allocation Fund This fund will be available on or about June 3, 2022. Consult your registered representative.
Fund Substitution:
•	BlackRock Global Allocation V.I. Fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022.
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Important Information You Should Consider About the Policy
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no charges for a Full Surrender or a Withdrawal.			• Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as transferring Policy Value between Sub-Accounts or exercising certain benefits.			• Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)	• In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
• These fees include the Cost of Insurance Charge under the Policy, Administrative Fees, mortality and expense risk charges and Policy Loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., age, Target Age and gender). You should review your Policy Specifications page for rates applicable to you.
	• Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:			• Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.46%	7.59%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			• Principal Risks of Investing in the Policy
Not a Short-Term Investment	• This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash. • Tax deferral is more beneficial to investors with a long-time horizon.			• Principal Risks of Investing in the Policy • Policy Charges and Fees
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	RISKS	Location in Prospectus
Risks Associated with Investment Options	• An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.
	• Each Underlying Fund (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.	• Principal Risks of Investing in the Policy
Insurance Company Risks	• Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.
	• You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.	• Principal Risks of Investing in the Policy • Lincoln Life, the Separate Account and the General Account
Policy Lapse	• Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
	• Outstanding Policy Loans and Withdrawals will increase the risk of lapse. The death benefit will not be paid if the Policy Lapsed.	• Principal Risks of Investing in the Policy • Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.
	• We reserve the right to close, add, substitute or remove Sub-Accounts as investment options under the Policy. An Underlying Funds may also be merged into another Underlying Fund.	• Transfer Fee • Sub-Account Availability and Substitution of Funds
Optional Benefits	• N/A	• Optional Sub-Account Allocation Program
	TAXES	Location in Prospectus
Tax Implications	• You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	• Tax Issues
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	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Investment professionals typically receive compensation for selling the Policy to investors.
• Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).
	• Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.	• Distribution of the Policies and Compensation
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	Change of Plan (located in the SAI)
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Appendix A: Funds Available Under the policy
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class II	1.06%[2]	15.48%	11.06%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	21.53%	10.07%	11.85%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	14.84%	11.43%	11.13%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.77%[2]	14.68%	7.97%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	0.92%[2]	16.14%	19.40%	15.41%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.15%[2]	6.43%	15.16%	12.24%
Growth of capital.	American Funds Growth Fund - Class 4	0.85%	21.68%	25.12%	19.44%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4	0.79%	23.80%	16.10%	15.14%
Long-term growth of capital.	American Funds International Fund - Class 4	1.04%	-1.71%	9.37%	7.88%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.75%[2]	-0.78%	2.25%	2.04%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.07%[2]	4.63%	12.96%	8.43%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.77%[2]	27.51%	12.22%	13.53%
High total investment return.	BlackRock Global Allocation V.I. Fund - Class III This fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022. Consult your registered representative.	1.00%[2]	6.42%	9.71%	7.68%
Capital Appreciation.	ClearBridge Variable Aggressive Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	10.04%	11.38%	13.53%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	0.99%	21.63%	21.22%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.07%	28.39%	13.98%	14.04%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.00%[2]	32.01%	4.11%	N/A
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.01%	-2.45%	3.92%	N/A
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.93%[2]	1.63%	4.67%	4.53%
Total return.	Delaware Ivy VIP Asset Strategy Portfolio - Class II3	0.87%[2]	10.44%	11.36%	8.01%
Capital growth and appreciation.	Delaware Ivy VIP Energy Portfolio - Class II3	1.22%	42.00%	-11.79%	-4.25%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Portfolio - Class II3	0.95%	6.06%	5.48%	6.60%
Growth of capital.	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II3	1.10%[2]	16.36%	24.85%	17.05%
Growth of capital.	Delaware Ivy VIP Science and Technology Portfolio - Class II3	1.14%	15.17%	23.88%	19.46%
Growth of capital.	Delaware Ivy VIP Small Cap Growth Portfolio - Class II3	1.14%[2]	3.99%	15.83%	12.85%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-3.13%	11.70%	6.84%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.05%	34.01%	9.22%	11.78%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.18%	3.63%	3.19%	3.53%
Income and capital growth consistent with reasonable risk. A fund of funds.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.71%	17.99%	14.69%	12.37%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	27.51%	19.87%	16.35%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.85%	22.90%	25.98%	19.40%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	25.31%	13.32%	13.00%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.91%	3.44%	5.11%	4.47%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	25.30%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	13.87%	10.57%	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	19.24%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.16%[2]	12.68%	6.38%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.19%	12.25%	9.54%	N/A
Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	11.54%	8.54%	8.85%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.82%	16.59%	7.34%	7.27%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%	26.63%	16.69%	14.28%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.18%	9.86%	20.72%	15.59%
Seeks maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs VIT Government Money Market Fund - Service Shares	0.43%[2]	0.01%	0.82%	0.42%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1.40%[2]	4.66%	3.42%	N/A
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC	1.17%	14.18%	15.28%	14.16%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	10.12%	11.65%	9.47%
To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund - Series II Shares	0.99%	33.04%	11.12%	12.59%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.93%	18.59%	8.10%	11.61%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.80%	18.35%	9.27%	10.28%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares (formerly Invesco V.I. International Growth Fund)	1.14%	5.61%	9.90%	7.82%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.09%	22.26%	13.46%	14.40%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.79%[2]	-1.66%	3.32%	2.72%
Maximize income while maintaining prospects for capital appreciation.	JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.89%[2]	8.22%	6.68%	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class	0.92%[2]	10.24%	10.39%	8.71%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class	0.94%[2]	10.50%	11.28%	9.57%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class	0.83%[2]	-0.86%	2.07%	N/A
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.14%[2]	18.72%	21.55%	16.57%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class This fund will be available on or about June 3, 2022. Consult your registered representative.	0.98%[2]	7.31%	N/A	N/A
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Global Real Estate Fund - Service Class	1.04%[2]	27.69%	9.43%	8.56%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.73%	4.41%	3.38%	1.67%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.71%	-2.14%	3.68%	2.97%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.87%[2]	0.14%	1.57%	1.36%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-1.62%	4.20%	3.31%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class[3]	1.04%[2]	4.59%	5.81%	5.90%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%	-1.04%	1.95%	1.47%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.76%	31.45%	11.27%	12.85%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware REIT Fund - Service Class[3]	1.12%	42.54%	8.58%	9.73%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%	22.83%	12.76%	12.99%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.78%	25.99%	17.62%	15.49%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.02%	17.74%	21.61%	16.56%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%	22.04%	9.99%	12.24%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class	0.87%[2]	12.94%	8.68%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.73%[2]	27.10%	16.30%	15.09%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.73%	27.46%	14.92%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Current income consistent with the preservation of capital.	LVIP Global Income Fund - Service Class	0.90%[2]	-5.33%	2.72%	1.73%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.91%[2]	6.16%	5.39%	5.81%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class	1.12%	5.75%	N/A	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.03%[2]	10.97%	14.20%	9.79%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	25.15%	12.04%	13.21%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	0.99%[2]	10.99%	5.81%	5.49%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.75%[2]	-0.89%	1.66%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.61%[2]	-2.22%	2.98%	2.30%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	6.10%	7.46%	6.03%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.82%	7.17%	6.62%	5.74%
To maximize long-term capital appreciation.	LVIP SSGA Developed International 150 Fund - Service Class	0.64%[2]	12.87%	5.32%	6.37%
To maximize long-term capital appreciation.	LVIP SSGA Emerging Markets 100 Fund - Service Class	0.72%[2]	8.51%	5.20%	2.57%
A balance between current income and growth of capital, with a greater emphasis on growth of capital.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-3.54%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	10.78%	9.13%	7.45%
To maximize long-term capital appreciation.	LVIP SSGA Large Cap 100 Fund - Service Class	0.60%[2]	31.54%	12.50%	13.88%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class	0.59%[2]	24.06%	12.43%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	10.12%	9.52%	7.93%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.78%	11.87%	8.31%	7.50%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	11.09%	10.26%	8.60%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.81%	13.39%	8.73%	8.01%
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class	0.70%[2]	N/A	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	28.10%	17.89%	15.98%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-0.77%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	14.27%	11.28%	12.48%
To maximize long-term capital appreciation.	LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.63%[2]	33.32%	9.06%	11.42%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.91%[2]	20.18%	22.98%	18.75%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.96%[2]	13.56%	19.73%	16.66%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.62%	-1.54%	2.62%	1.97%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.56%[2]	25.42%	17.24%	15.22%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.58%[2]	7.89%	9.64%	7.48%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.95%[2]	16.82%	26.35%	20.18%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.03%[2]	27.88%	10.28%	12.46%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class	0.75%	-1.97%	3.87%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.96%[2]	23.24%	24.56%	19.03%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	13.84%	9.57%	9.31%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	13.82%	11.61%	9.65%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.12%[2]	14.00%	8.29%	9.00%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class	1.34%[2]	16.04%	8.45%	5.91%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1.03%[2]	33.11%	5.61%	-1.98%
To seek maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1.11%	1.19%	3.29%	N/A
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1.12%	-2.66%	4.45%	4.32%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.89%	14.04%	12.70%	11.06%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	0.99%	19.40%	15.70%	15.92%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.82%	-4.59%	3.62%	3.73%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.81%	27.30%	13.81%	14.11%
To seek positive total return.	Putnam VT Multi-Asset Absolute Return Fund - Class IB	1.20%[2]	0.75%	-0.52%	0.97%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.21%[2]	4.10%	2.62%	3.90%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.86%[2]	-5.01%	-1.03%	1.04%
Long-term capital appreciation by investing primarily in hard asset securities. A fund of funds.	VanEck VIP Global Resources Fund - Class S Shares	1.34%	18.68%	1.99%	-0.37%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.92%	1.07%	4.32%	4.77%
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
[2]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
[5]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

This updating summary prospectus incorporated by reference the prospectus and Statement of Additional Information (SAI) for the policy, both dated May 1, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-259297; 811-08557
EDGAR Contract Identifier C000232314